Post-Employment Benefits - Summary of Major Categories of Defined Benefit Plan Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Disclosure of fair value of plan assets [line items]
Obligations related to securities sold under repurchase agreements	$ 71,880	$ 71,653
Pension plan [member]
Disclosure of fair value of plan assets [line items]
Plan assets	9,904	9,341
Canada plan [member] | Pension plan [member]
Disclosure of fair value of plan assets [line items]
Canadian equity securities	753	540
Debt securities	5,672	6,196
Investment funds	2,216	1,792
Alternative investments	1,740	1,281
Cash and cash equivalents and other	257	241
Obligations related to securities sold under repurchase agreements	(1,642)	(1,581)
Other	355	(59)
Plan assets	$ 8,996	$ 8,469
Percentage of Canadian equity securities	8.00%	6.00%
Percentage of debt securities	63.00%	73.00%
Percentage of investment funds	25.00%	21.00%
Percentage of alternative investments	20.00%	16.00%
Percentage of cash and cash equivalents and other	2.00%	3.00%
Percentage of Obligations related to securities sold under repurchase agreements	(18.00%)	(19.00%)
Percentage of other	4.00%
Percentage of plan assets	100.00%	100.00%
Canada plan [member] | Pension plan [member] | Government bonds [member]
Disclosure of fair value of plan assets [line items]
Debt securities	$ 4,917	$ 5,001
Percentage of debt securities	55.00%	59.00%
Canada plan [member] | Pension plan [member] | Corporate Bonds [member]
Disclosure of fair value of plan assets [line items]
Debt securities	$ 755	$ 1,195
Percentage of debt securities	8.00%	14.00%
Canada plan [member] | Pension plan [member] | Canadian equity funds [member]
Disclosure of fair value of plan assets [line items]
Investment funds	$ 40	$ 30
Percentage of investment funds	1.00%
Canada plan [member] | Pension plan [member] | US equity funds [member]
Disclosure of fair value of plan assets [line items]
Investment funds	$ 560	$ 423
Percentage of investment funds	6.00%	5.00%
Canada plan [member] | Pension plan [member] | International equity funds [member]
Disclosure of fair value of plan assets [line items]
Investment funds	$ 39	$ 32
Percentage of investment funds	1.00%
Canada plan [member] | Pension plan [member] | Global equity funds [member]
Disclosure of fair value of plan assets [line items]
Investment funds	$ 1,171	$ 961
Percentage of investment funds	13.00%	12.00%
Canada plan [member] | Pension plan [member] | Emerging markets equity funds [member]
Disclosure of fair value of plan assets [line items]
Investment funds	$ 296	$ 229
Percentage of investment funds	3.00%	3.00%
Canada plan [member] | Pension plan [member] | Fixed income funds [member]
Disclosure of fair value of plan assets [line items]
Investment funds	$ 110	$ 117
Percentage of investment funds	1.00%	1.00%